UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31,2012
						------------------

Check here if Amendment [ ];	Amendment Number:

	This Amendment (Check only one.):	[ ] is a restatement.

					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	 Tesuji Partners LLC
Address: 85 East End Avenue, Apt. 10AH
	 New York, New York 10028


Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Schaffer
Title:	Agent
Phone:	212-333-3353 x6213

Signature, Place, and Date of Signing:

/s/	Andrew Schaffer 	  New York, NY	       February 15, 2013
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         8

Form 13F Information Table Value Total:        999,430

                                              -----------
					      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]


				Form 13F Information Table for Tesuji Partners LLC


Name of            Class      Cusip      Value        Shrs or      Sh/Pm     Put/    Investment Other      Voting Authority
Issuer                                   (x$1,000)    Pm Amt                 Call    Discretion Managers   Sole     Share


Google Inc.	    common    38259P508      174,202    246,263	       Sh                                 Sole      246,263
                    stock

MasterCard Inc.     common    57636Q104      295,948    602,401        Sh                                 Sole      602,401
                    stock

EMC Corp.           common    268648-10-2    103,791  4,102,400        Sh                                 Sole    4,102,400
                    stock

QualComm Inc.       common    747525-10-3    105,780  1,710,000        Sh                                 Sole    1,710,000
                    stock

Sensata Technologies
Holding N.V.        common   N7902X-10-6     149,635  4,607,000        Sh                                 Sole    4,607,000
                    stock


Kinder Morgan Engery
Partners            common   494550-10-6      82,425  1,033,019        Sh                                 Sole    1,033,019
                    stock

Kinder Morgan
Management LLC      common   49455U-10-0      52,332    693,500        Sh                                 Sole      693,500
                    stock

El Paso Pipeline    common   283702-10-8      35,317    955,300        Sh                                 Sole      955,300
Partners LP         stock



Total                                        999,430



Numbers based on market value as of 12/31/2012
